Investment in associate - Schedule of Investment in Associate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Abstract]
Initial investment			$ 105,936
Share of profit (loss) of associate	$ 2,855	$ (11,728)	(13,704)
Beginning Balance	21,636	92,232
Reimbursements 2016		(58,868)
Ending Balance	11,016	$ 21,636	$ 92,232
Adjustment to the investment SCL	$ (13,475)